Segment information (Geographic Data) (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) drilling_unit	Dec. 31, 2014 USD ($) drilling_unit	Dec. 31, 2013 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 1,741.6	$ 1,342.6	$ 1,064.3
Fixed assets - drilling rigs	[1]	$ 5,547.3	$ 5,141.1
Number of drilling units | drilling_unit		11	10
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 781.1	$ 556.6	370.4
Fixed assets - drilling rigs	[1]	2,927.4	3,024.3
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		250.1	228.5	213.3
Fixed assets - drilling rigs	[1]	508.0	525.4
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		234.7	233.5	198.6
Fixed assets - drilling rigs	[1]	591.5	608.4
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		190.9	126.1	153.5
Fixed assets - drilling rigs	[1]	519.2	539.3
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		179.4	92.3	87.9
Fixed assets - drilling rigs	[1]	571.3	182.5
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		99.8	105.6	40.6
Fixed assets - drilling rigs	[1]	251.5	261.2
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		5.6	0.0	$ 0.0
Myanmar
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	[1]	$ 178.4	$ 0.0

[1]	The fixed assets referred to in the table above include the eleven drilling units at December 31, 2015 and ten drilling units at December 31, 2014. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.